CASH FLOW GENERATED FROM OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2018
CASH FLOW GENERATED FROM OPERATIONS [abstract]
Schedule of adjustments for reconciling profit/loss
	2016		2017	2018
	RMB’000		RMB’000	RMB’000

Profit before income tax:	1,544,009		1,347,132	1,068,800
Adjustments for:
Depreciation of fixed assets (Note 6)	1,518,970		1,662,460	1,609,743
Impairment of fixed assets (Note 6)	-		11,185	10,363
Impairment of construction-in-progress (Note 7)	5,662		-	-
Provision for impairment of materials and supplies (Note 18)	(5,209)		7,844	11,361
Amortisation of leasehold land payments (Note 8)	38,670		45,680	55,782
Loss on disposal of fixed assets and costs on repairs	133,073		321,741	261,476
Amortisation of long-term prepaid expenses (Note 13)	6,968		3,168	12,909
Share of results of associates , net of tax (Note 11)	(7,223)		(6,944)	(7,177)
Dividend income on FVOCI/AFS (Note 31)	(5,884)		(6,473)	(6,473)

Investment income from liquidation of a subsidiary (Note 31)		-			-	(81)
(Reversal of)/provision for impairment of receivables	5		5,901	(1,061)
Amortisation of deferred income	(3,258)		(3,282)	(5,988)
Interest income	(4,353)		(4,647)	(5,845)

Operating profit before working capital changes	3,221,430		3,383,765	3,003,809
Decrease/(increase) in trade receivables	(1,034,064)		(419,349)	230,877
Decrease in materials and supplies	14,432		6,121	39,224
Increase in prepayments and other receivables	(47,594)		(12,975)	(17,218)
Decrease in long-term receivable	2,000		3,000	7,000
Increase in trade payables	34,178		181,554	115,759
Increase/(decrease) in accruals and other payables	22,481		(179,412)	220,571
Net cash generated from operations	2,212,863		2,962,704	3,600,022

Schedule of proceeds from disposal of fixed assets and leasehold land
	2016	2017	2018
	RMB’000	RMB’000	RMB’000

Net book amount (Note 6)	142,336	336,812	284,658
Receivable arising from disposal of fixed assets	20,349	-	-
Payable arising from disposal of fixed assets	-	(2,457)	(6,715)
Transfer to materials and supplies	(11,662)	(12,087)	(16,075)
Loss on disposal of fixed assets and costs on repairs	(133,073)	(321,741)	(261,476)
Proceeds from disposal of fixed assets	17,950	527	392